Fair Value Measurements (Investments Measured and Recognized at Fair Value) (Details) - EBP 003 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,657,140,252	$ 1,503,584,552
Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	65,747	71,270
Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	285,506,316	870,828,651
Henry Schein, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,045,008	37,410,973
Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,334,523,181	595,273,658
Fair Value Measured At Net Asset Value Per Share [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,334,523,181	595,273,658
Fair Value Measured At Net Asset Value Per Share [Member] | Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured At Net Asset Value Per Share [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured At Net Asset Value Per Share [Member] | Henry Schein, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Measured At Net Asset Value Per Share [Member] | Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,334,523,181	595,273,658
Fair Value, Inputs, Level 1 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	322,617,071	908,310,894
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	65,747	71,270
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	285,506,316	870,828,651
Fair Value, Inputs, Level 1 [Member] | Henry Schein, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	37,045,008	37,410,973
Fair Value, Inputs, Level 1 [Member] | Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Henry Schein, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 2 [Member] | Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Money Market Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Mutual Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Henry Schein, Inc. Common Stock [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value Inputs Level 3 [Member] | Common Collective Trust Funds [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0